GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Jun. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 10. GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

During the year ended June 30, 2023, the Company’s market capitalization significantly declined and recurring cash burn of the reporting unit and continuous cash support from the parent entity led management to reassess whether an impairment had occurred considering these qualitative factors. Management’s evaluation indicated that the goodwill related to its IFPG reporting unit was potentially impaired. The Company then performed a quantitative impairment test by calculating the fair value of the reporting unit and comparing that amount to it’s carrying value. Significant assumptions inherent in the valuation methodologies include, but were not limited to prospective financial information, growth rates, terminal value and discount rate. The Company determined the fair value of the reporting unit utilizing the discounted cash flow model. The fair value of the reporting unit was determined to be less than its carrying value. The Company recognized an impairment charge of $4.2 million in the IFPG segment, which is related to the goodwill associated with the IFP Acquisition.

The changes in the carrying amount of goodwill were as follows:

Balance at June 30, 2022	$—
Acquisition of IFP	3,803,293
Effect of foreign currency	355,377
Impairment	(4,158,670)
Balance at June 30, 2023	$—

The Company did not have any goodwill during the year ended June 30, 2022. Goodwill resulting from the acquisition of IFP was allocated to the IFPG operating and reportable segment.

Other intangible assets

Other intangible assets consist of the following as of June 30, 2023:

	Weighted average useful lives (years)	Acquisition cost	Effect of foreign currency	Accumulated amortization	Carrying value
Technology	7 years	$5,119,000	$603,422	$780,500	$4,941,922
Customer relationships	3 years	252,000	29,127	70,282	210,845
Trade names and trademarks	Indefinite	92,000	10,634	—	102,634
Total intangible assets		$5,463,000	$643,183	$850,782	$5,255,401

The Company did not have any other intangible assets during the year ended June 30, 2022. Intangibles assets recognized from the acquisition of IFP were allocated to the IFPG operating and reportable segment.

During the quarter ended June 30, 2023, the Company performed an analysis on the useful life of its technology asset which resulted in increasing the useful life from 5 years to 7 years. The consideration evaluated considered the lives of the underlying technology asset which is primarily patents with expirations ranging from 2026 to 2041 and industry benchmarking using the North American Industry Classification System (NAICS). Thus, the carrying value of the technology asset as at the end of March 31, 2023, was amortized using the new useful life prospectively.

Expense related to the amortization of other intangible assets for the year ended June 30, 2023, was $850,782. There was no amortization of other intangible assets during the year ended June 30, 2022. Refer to Note 3, summary of significant accounting policies for further information.

Amortization expense for the intangible assets is expected to be as follows over the next five years, and thereafter:

2024	$884,416
2025	884,416
2026	814,135
2027	790,708
2028	790,708
Thereafter	988,384
Total	$5,152,767

There were no impairment charges related to other intangible assets incurred in the periods presented.